Reconciliation of Net Income (Loss) Attributable To Ordinary Shareholders to Numerator for Computation of Basic and Diluted Net Income (Loss) Per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule Of Computation Of Basic And Diluted Earnings Per Common Share [Line Items]
Net income (loss) attributable to the Company's ordinary shareholders	$ 3,814	23,086	(17,361)	151,506
Undistributed earnings allocated to participating Contingently Redeemable Ordinary Shares	(292)	(1,765)
Net income (loss) attributable to ordinary shareholders	$ 3,522	21,321	(17,361)	151,506